PIMCO Income Strategy Fund II

Supplement dated May 15, 2020 to the Fund's Prospectus and Statement of Additional Information

dated November 27, 2019, each as supplemented from time to time (respectively, the "Prospectus" and the "SAI")

Effective immediately, the fifth paragraph of the "Prospectus Summary – Leverage" section of the Prospectus is deleted and replaced with the following:

Regarding the costs associated with the Fund's ARPS, the terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a maximum applicable rate calculated as a function of the ARPS' then-current rating and a reference interest rate. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares of other closed-end funds in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., the greater of a multiple of or a spread plus a reference rate, which is the greater of the applicable LIBOR rate or the applicable Treasury Index Rate). In September 2011, Moody's, a ratings agency that provides ratings for the Fund's ARPS, downgraded its rating of the ARPS from "Aaa" to "Aa2," citing persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody's downgraded its rating of the ARPS from "Aa2" to "Aa3" pursuant to a revised ratings methodology adopted by Moody's. In May 2020, Fitch downgraded its rating of the ARPS from "AAA" to "AA," indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which have quickly eroded asset coverage cushions for closed-end funds and challenged fund managers' ability to deleverage. See "Use of Leverage" and "Description of Capital Structure." The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for the ARPS may resume normal functioning. See "Use of Leverage," "Principal Risks of the Fund-Leverage Risk," "Principal Risks of the Fund-Additional Risks Associated with the Fund's Preferred Shares" and "Description of Capital Structure" for more information.

In addition, effective immediately, the second paragraph of the "Principal Risks of the Fund – Additional Risks Associated with the Fund's Preferred Shares" section of the Prospectus Summary and the second paragraph of the "Principal Risks of the Fund – Additional Risks Associated with the Fund's Preferred Shares" section of the Prospectus are deleted and replaced with the following:

In addition, the multiple used to calculate the maximum applicable rate is based in part on the credit rating assigned to the ARPS by the applicable rating agency (currently, Moody's and Fitch), with the multiple generally increasing as the rating declines. In September 2011, Moody's, a ratings agency that provides ratings for the Fund's ARPS, downgraded its rating of the ARPS from "Aaa" to "Aa2," citing persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. Under the Bylaws, the 2011 Moody's downgrade resulted in an increase in the dividend rate multiplier from 1.25 to 1.5, thereby increasing the dividend rate payable to ARPS holders and increasing the costs to Common Shareholders associated with the Fund's leverage. See "Use of Leverage"

and "Description of Capital Structure." In July 2012, Moody's downgraded its rating of the ARPS from "Aa2" to "Aa3" pursuant to a revised ratings methodology adopted by Moody's. In May 2020, Fitch downgraded its rating of the ARPS from "AAA" to "AA," indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which have quickly eroded asset coverage cushions for closed-end funds and challenged fund managers' ability to deleverage. Under the Bylaws, the 2020 Fitch downgrade resulted in an increase in the applicable spread over the reference rate from 125 bps to 150 bps, thereby increasing the dividend rate payable to ARPS holders and increasing the costs to Common Shareholders associated with the Fund's leverage. The ARPS could be subject to further ratings downgrades in the future, possibly resulting in further increases to the maximum applicable rate.

Effective immediately, the fifth paragraph of the "Use of Leverage" section of the Prospectus is deleted and replaced with the following:

Regarding the costs associated with the Fund's ARPS, the terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a maximum applicable rate calculated as a function of the ARPS' then-current rating and a reference interest rate as described below. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares of other closed-end funds in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e., the greater of a multiple of or a spread plus a reference rate, which is the greater of the applicable LIBOR rate or the applicable Treasury Index Rate). In September 2011, Moody's, a ratings agency that provides ratings for the Fund's ARPS, downgraded its rating of the ARPS from "Aaa" to "Aa2," citing persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. In July 2012, Moody's downgraded its rating of the ARPS from "Aa2" to "Aa3" pursuant to a revised ratings methodology adopted by Moody's. In May 2020, Fitch downgraded its rating of the ARPS from "AAA" to "AA," indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which have quickly eroded asset coverage cushions for closed-end funds and challenged fund managers' ability to deleverage. See "Use of Leverage" and "Description of Capital Structure." The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for the ARPS may resume normal functioning. See "Use of Leverage," "Principal Risks of the Fund-Leverage Risk," "Principal Risks of the Fund-Additional Risks Associated with the Fund's Preferred Shares" and "Description of Capital Structure" for more information.

Effective immediately, the fifth paragraph of the "Investment Objectives and Policies – Leverage and Borrowing" section of the SAI:

Regarding the costs associated with the Fund's Preferred Shares, the terms of the ARPS provide that they would ordinarily pay dividends at a rate set at auctions held every seven days, normally payable on the first business day following the end of the rate period, subject to a maximum applicable rate calculated as a function of the ARPS' then-current rating and a reference interest rate, as described below. However, the weekly auctions for the ARPS, as well as auctions for similar preferred shares of other closed-end funds in the U.S., have failed since February 2008, and the dividend rates on the ARPS since that time have been paid at the maximum applicable rate (i.e. the greater of a multiple of or a spread plus a reference rate, which is the greater of the applicable LIBOR rate or the applicable Treasury Index Rate). In September 2011, Moody's, a ratings agency that provides ratings for the Fund's ARPS, downgraded its rating of the ARPS from "Aaa" to "Aa2," citing persistently thin asset coverage levels, increased NAV volatility and concerns about secondary market liquidity for some assets supporting rated obligations. Under the Fund's amended and restated bylaws (the "Bylaws"), the 2011 Moody's downgrade resulted in an increase in the multiple used to calculate the maximum applicable rate from 125% to 150%, thereby increasing the dividend rate payable to ARPS holders and increasing the expenses to Common Shareholders associated with the Fund's leverage. In July 2012, Moody's downgraded its rating of the ARPS from "Aa2" to "Aa3" pursuant to a revised ratings methodology adopted by Moody's. See "Description of Capital Structure." In May 2020, Fitch downgraded its rating of the ARPS from "AAA" to "AA," indicating the downgrades reflected recent extreme market volatility and reduced asset liquidity, which have quickly eroded asset coverage cushions for closed-end funds and challenged fund managers' ability to deleverage. Under the Bylaws, the 2020 Fitch downgrade resulted in an increase in the applicable spread over the reference rate from 125 bps to 150 bps, thereby increasing the dividend rate payable to ARPS holders and increasing the costs to Common Shareholders associated with the Fund's leverage. The Fund expects that the ARPS will continue to pay dividends at the maximum applicable rate for the foreseeable future and cannot predict whether or when the auction markets for the ARPS may resume normal functioning. See "Principal Risks of the Fund—Leverage Risk," "Principal Risks of the Fund—Additional Risks Associated with the Fund's Preferred Shares" and "Description of Capital Structure" in the Prospectus for more information.

No Other Changes. Except as described in this supplement, the terms of the Offering and all other information the Fund described in the Prospectus and SAI remain unchanged.

Investors Should Retain This Supplement for Future Reference

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